Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Deferred tax
Deferred tax assets	£ 26,046	£ 24,927	£ 25,779	£ 17,607